Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Long-term Debt

As at January 31, 2019 and 2018, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2019
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	4.50%	4.50%	U.S. $895.5	$1,176.9
Term Loans	Dec. 2019 to Dec. 2028	0.75% to 1.75%	1.00% to 4.67%	Euro 21.6	29.5
Finance lease liabilities	Jan. 2021 to Dec. 2030	8.00%	8.00%	$11.7	9.1
Total long-term debt					$1,215.5
Current					18.4
Non-current					1,197.1
Total long-term debt					$1,215.5

January 31, 2018
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	June 2023	4.07%	4.07%	U.S. $789.0	$969.9
Term Loans	Dec. 2018 to Dec. 2028	0.75% to 2.19%	1.00% to 5.64%	Euro 24.7	34.3
Finance lease liabilities	Jan. 2021 to Dec. 2030	8.00%	8.00%	$14.0	10.6
Total long-term debt					$1,014.8
Current					19.8
Non-current					995.0
Total long-term debt					$1,014.8

February 1, 2017
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	June 2023	4.04%	4.04%	U.S. $696.5	$907.5
Term Loans	Dec. 2017 to Dec. 2028	0.75% to 2.19%	1.50% to 8.60%	Euro 24.8	32.3
Finance lease liabilities	Jan. 2018 to Dec. 2030	8.00%	8.00%	$16.6	12.3
Total long-term debt					$952.1
Current					22.7
Non-current					929.4
Total long-term debt					$952.1

Summary of Changes in Long-term Debt

The following table explains the changes in long-term debt during the year ended January 31, 2019:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2018	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2019
Term Facility	$969.9	$143.0	$(5.9)	$69.8	$0.1	$1,176.9
Term Loans	34.3	3.6	(8.5)	(0.4)	0.5	29.5
Finance lease liabilities	10.6	—	(2.4)	—	0.9	9.1
Total	$1,014.8	$146.6	$(16.8)	$69.4	$1.5	$1,215.5

The following table explains the changes in long-term debt during the year ended January 31, 2018:

		Statements of cash flows		Non-cash changes
	Carrying amount as at February 1, 2017	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2018
Term Facility	$907.5	$125.0	$(9.3)	$(53.3)	$—	$969.9
Term Loans	32.3	12.5	(12.6)	2.8	(0.7)	34.3
Finance lease liabilities	12.3	—	(2.7)	0.1	0.9	10.6
Total	$952.1	$137.5	$(24.6)	$(50.4)	$0.2	$1,014.8